ASSET RETIREMENT OBLIGATIONS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Movements in asset retirement obligations
Balance at beginning of year	¥ 49,800	¥ 49,981
Accretion expense	404	401
Other		(582)
Balance at end of year	¥ 50,204	¥ 49,800